Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Our consolidated financial statements include the accounts of the Partnership as well as our Predecessor. All intercompany accounts and transactions have been eliminated.
The Contributed Assets and the Acquisitions were accounted for as transfers of businesses between entities under the common control of Valero. As entities under the common control of Valero, we recorded the Contributed Assets and the Acquisitions on our balance sheet at Valero’s carrying value rather than fair value. Transfers between entities under common control are accounted for as though the transfer occurred as of the beginning of the period of transfer, and prior period financial statements and financial information are retrospectively adjusted to furnish comparative information. Accordingly, the Partnership’s financial statements and related notes have been retrospectively adjusted to include the historical results of the Acquisitions for all periods presented prior to the effective dates of each acquisition. We refer to the historical results of the Contributed Assets prior to the Offering and the Acquisitions prior to their respective acquisition dates as those of our “Predecessor.”
The combined financial statements of our Predecessor were derived from the consolidated financial statements and accounting records of Valero and reflect the combined historical financial position, results of operations, and cash flows of our Predecessor as if the Contributed Assets and the Acquisitions had been combined for periods prior to the Offering and the effective date of each acquisition.
There were no transactions between the operations of our Predecessor; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the combination of those operations. In addition, our Predecessor’s statements of income include direct charges for the management and operation of our logistics assets and certain expenses allocated by Valero for general corporate services, such as treasury, accounting, and legal services. These expenses were charged, or allocated, to our Predecessor based on the nature of the expenses. Prior to the Offering and the Acquisitions, our Predecessor transferred cash to Valero daily and Valero funded our Predecessor’s operating and investing activities as needed. Accordingly, cash held by Valero at the corporate level was not allocated to us and we reflected transfers of cash to and from Valero’s cash management system as a component of net investment. These net transfers of cash were reflected as a financing activity in our statements of cash flows. We also did not include any interest income on the net cash transfers to Valero. In conjunction with the Offering, we established separate bank accounts and no longer participate in Valero’s centralized cash management system.
The financial information presented for the periods after the Offering for the Contributed Assets and after the effective dates of the Acquisitions represents the consolidated financial position, results of operations, and cash flows of the Partnership.

Reclassifications	Reclassifications Certain amounts previously reported for the year ended December 31, 2013 have been reclassified to conform to the 2014 presentation.
Principles of Consolidation
Principles of Consolidation
These financial statements include the accounts of Valero Energy Partners LP, its subsidiaries, and our Predecessor. All intercompany accounts and transactions have been eliminated.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates. On an ongoing basis, we review our estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Our cash equivalents are highly liquid investments that have a maturity of three months or less when acquired.
Receivables from Related Party
Receivables from Related Party
All of our receivables from related party are due from Valero and include trade receivables and nontrade receivables, net of payables to Valero for services under various agreements as more fully described in Note 4. Under these various agreements with Valero, we have the right to offset payables due to Valero against receivables from Valero.

Property and Equipment
Property and Equipment
The cost of property and equipment purchased or constructed, including betterments of property assets, is capitalized. However, the cost of repairs and normal maintenance of property and equipment is expensed when incurred. Betterments of property and equipment are those that extend the useful lives of the property and equipment or improve the safety of our operations. The cost of property and equipment constructed includes certain overhead costs allocable to the construction activities. Property and equipment also includes our 33⅓ percent undivided interest in certain assets.
When property and equipment are retired or replaced, the cost and related accumulated depreciation are eliminated, with any gain or loss reflected in depreciation expense, unless such amounts are reported separately due to materiality.
Depreciation of property and equipment is recorded on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the related asset. Assets acquired under capital leases are amortized on a straight-line basis over (i) the lease term if transfer of ownership does not occur at the end of the lease term or (ii) the estimated useful life of the asset if transfer of ownership occurs at the end of the lease term.

Impairment of Assets
Impairment of Assets
Long-lived assets, which include property and equipment, are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. A long-lived asset is not recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. If a long-lived asset is not recoverable, an impairment loss is recognized for the amount by which the carrying amount of the long-lived asset exceeds its fair value, with fair value determined based on discounted estimated net cash flows or other appropriate methods.

Asset Retirement Obligations
Asset Retirement Obligations
We record a liability, which is referred to as an asset retirement obligation, at fair value for the estimated cost to retire a tangible long-lived asset at the time we incur that liability, which is generally when the asset is purchased, constructed, or leased. We record the liability when we have a legal obligation to incur costs to retire the asset and when a reasonable estimate of the fair value of the liability can be made. If a reasonable estimate cannot be made at the time the liability is incurred, we record the liability when sufficient information is available to estimate the liability’s fair value.

Environmental Matters
Environmental Matters
Liabilities for future remediation costs are recorded when environmental assessments and/or remedial efforts are probable and the costs can be reasonably estimated. Other than for assessments, the timing and magnitude of these accruals generally are based on the completion of investigations or other studies or a commitment to a formal plan of action. Amounts recorded for environmental liabilities have not been reduced by possible recoveries from third parties and have not been measured on a discounted basis.

Net Income per Limited Partner Unit	Net Income per Limited Partner Unit Basic and diluted net income per limited partner unit is determined pursuant to the two-class method for master limited partnerships as further described in Note 10.
Net Investment
Net Investment
Net investment represents Valero’s historical investment in our Predecessor, its accumulated net earnings after taxes, and the net effect of transactions and allocations between our Predecessor and Valero. There were no terms of settlement or interest charges associated with the net investment balance.

Comprehensive Income	Comprehensive Income We have not reported comprehensive income due to the absence of items of other comprehensive income in the years presented.
Segment Reporting	Segment Reporting Our operations consist of one reportable segment and all of our operations are conducted and assets are located in the U.S.
Revenue Recognition
Revenue Recognition
Revenues are recognized for the transportation of crude oil and refined petroleum products upon delivery of actual volumes transported at contractual tariff rates. Revenues are recognized for terminaling crude oil and refined petroleum products as terminaling services are performed based on contractual rates.
As further described in Note 4, our commercial agreements (defined in Note 4) with Valero contain minimum volume commitment requirements. Under these agreements, if Valero fails to transport its minimum throughput volumes during any quarter, then Valero will pay us a deficiency payment equal to the volume of the deficiency multiplied by the tariff rate then in effect. Valero may apply the amount of any such deficiency payments as a credit for volumes transported on the applicable pipeline and terminal systems in excess of its minimum volume commitment during the following four quarters under the terms of the applicable commercial agreement. The deficiency payments are initially recorded as deferred revenue from related party. We recognize revenues for the deficiency payments at the earlier of when credits are used for volumes transported in excess of minimum volume commitments or upon the expiration of the applicable four-quarter period. The use or expiration of the credits is a reduction to deferred revenue from related party.
Certain of our commercial agreements with Valero are considered operating leases under U.S. GAAP. Lease revenue is recognized over the lease term and contingent lease revenue is recognized after minimum monthly volume commitment requirements on these leases have been met.
Prior to the Offering, our Predecessor recognized revenues under various operating leases with Valero for crude oil and refined petroleum products storage capacity.

Income Taxes
Income Taxes
Our Predecessor’s taxable income was included in the consolidated U.S. federal income tax returns of Valero and in certain consolidated state income tax returns. Our operations are treated as a partnership for federal and state income tax purposes, with each partner being separately taxed on its share of taxable income. Therefore, we have excluded income taxes from these financial statements, except for state taxes that apply to partnerships, specifically the margin tax in Texas.
Income taxes are accounted for under the asset and liability method, as if we were a separate taxpayer rather than a member of Valero’s consolidated tax return. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred amounts are measured using enacted tax rates expected to apply to taxable income in the year those temporary differences are expected to be recovered or settled.
We classify any interest expense and penalties related to the underpayment of income taxes in income tax expense.

Financial Instruments
Financial Instruments
Our financial instruments include cash and cash equivalents, accounts receivable, accounts payable, and capital lease obligations, the fair values of which approximate their carrying amounts.

New Accounting Pronouncements
New Accounting Pronouncements
In April 2014, the provisions of Accounting Standards Codification (ASC) Topic 205, “Presentation of Financial Statements,” and ASC Topic 360, “Property, Plant, and Equipment,” were amended to change the criteria for reporting discontinued operations. The provisions of these amendments modify the definition of discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have or will have a major effect on an entity’s operations and financial results. These amendments require additional disclosures about discontinued operations and new disclosures for other disposals of individually material components of an organization that do not meet the definition of a discontinued operation. In addition, the guidance allows companies to have significant continuing involvement and continuing cash flows with the discontinued operation. These provisions are effective prospectively for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods, with early adoption permitted. The adoption of this guidance effective January 1, 2015 will not affect our financial position or results of operations; however, it may result in changes to the manner in which future dispositions of operations or assets, if any, are presented in our financial statements, or it may require additional disclosures.

In May 2014, the Financial Accounting Standards Board (FASB) amended the ASC and issued a new accounting standard, Topic 606, “Revenue from Contracts with Customers,” to clarify the principles for recognizing revenue. The core principle of the new standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires improved interim and annual disclosures that enable the users of financial statements to better understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The new standard is effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period, and can be adopted either retrospectively to each prior reporting period presented using a practical expedient as allowed by the new standard or retrospectively with a cumulative-effect adjustment to partners’ capital as of the date of initial application. Early adoption is not permitted. We are currently evaluating the effect that adopting this new standard will have on our consolidated financial statements and related disclosures.

In January 2015, the provisions of ASC Subtopic 225-20, “Income Statement–Extraordinary and Unusual Items” were amended to eliminate the concept of extraordinary items from U.S. GAAP as part of the FASB’s simplification initiative. The guidance eliminates the separate presentation of extraordinary items on the income statement, net of tax and the related earnings per share, but does not affect the requirement to disclose material items that are unusual in nature or infrequently occurring or to exclude those items from the estimated annual effective tax rate for interim reporting purposes. These provisions may be applied prospectively or retrospectively and are effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods, with early adoption permitted. The adoption of this guidance effective January 1, 2016 will not affect our financial position or results of operations; however, it may affect the manner in which future extraordinary or unusual items, if any, are presented in our financial statements.

In February 2015, the provisions of ASC Topic 810, “Consolidation” were amended to improve consolidation guidance for certain types of legal entities. The guidance modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, eliminates the presumption that a general partner should consolidate a limited partnership, affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and provides a scope exception from consolidation guidance for certain money market funds. These provisions are effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods, with early adoption permitted. These provisions may also be adopted retrospectively in previously issued financial statements for one or more years with a cumulative-effect adjustment to partners’ capital as of the beginning of the first year restated. We are currently evaluating the effect that adopting this new accounting standard will have on our consolidated financial statements and related disclosures.